Option Granted by Company (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	60,000		1,503,000	60,000
Exercise price	$ 7.50		$ 6.03	$ 5.92
2011 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	60,000
Vesting period	100% vested at date of grant
Exercise price	$ 5.92
Exercisable period, start date	Jun. 10, 2011
Exercisable period, end date	Jun. 09, 2014
Weighted average remaining contractual life in months	5 months 9 days
January 2012 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	600,000	[1]
Vesting period	100% vested in April 2013	[1]
Exercise price	$ 6.66	[1]
Exercisable period, start date	Apr. 01, 2013	[1]
Exercisable period, end date	Apr. 30, 2016	[1]
Weighted average remaining contractual life in months	28 months	[1]
April 2012 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	831,000
Vesting period	50% vested in January 2013 and 50% will vest after 2013 at the time when the option certificates are issued to the grantees
Exercise price	$ 5.63
Exercisable period, start date	Jan. 01, 2013
Exercisable period, end date	Apr. 26, 2015
Weighted average remaining contractual life in months	15 months 27 days
June 2012 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	60,000
Vesting period	100% vested at date of grant
Exercise price	$ 5.34
Exercisable period, start date	Jun. 06, 2012
Exercisable period, end date	Jun. 05, 2015
Weighted average remaining contractual life in months	17 months 6 days
August 2012 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	12,000
Vesting period	1,000 shares monthly from August 1, 2012
Exercise price	$ 5.95
Exercisable period, start date	Aug. 01, 2012
Exercisable period, end date	Jul. 31, 2014
Weighted average remaining contractual life in months	7 months
2013 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	60,000
Vesting period	100% vested at date of grant
Exercise price	$ 7.50
Exercisable period, start date	May 31, 2013
Exercisable period, end date	May 31, 2016
Weighted average remaining contractual life in months	29 months

[1]	Exercisable period modified in 2013